Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of sets out exchange rates for the translation of the Euro and U.S. dollar

	EUR	US$
Closing rate at December 31, 2021	1.4391	1.2678
Average rate for the year 2021	1.4828	1.2535
Closing rate at December 31, 2020	1.5608	1.2732
Average rate for the year 2020	1.5298	1.3415
Closing rate at December 31, 2019	1.4583	1.2988
Average rate for the year 2019	1.4856	1.3269

Schedule of carrying amount of property, plant and equipment on adoption of IFRS 16

Carrying amount of property, plant and equipment as at December 31, 2018	$58,325
Adjustment for the lease liabilities under IFRS 16 on the date of initial application	2,911
Carrying amount of property, plant and equipment recognized on the initial adoption of IFRS 16 as at January 1, 2019	$61,236

Schedule of estimated useful lives and methods of property, plant and equipment

	Lives	Method
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line